Share-Based Payments (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2024 Year shares	Feb. 29, 2024 shares	Jun. 30, 2024 USD ($) Year shares	Jun. 30, 2023 USD ($)
Share-Based Payment [Line Items]
Share-based payments expenses (in Dollars) | $			$ 6,833	$ 11,542
Restricted share units [member]
Share-Based Payment [Line Items]
Shares granted (in Shares) | shares	510,000	510,000	1,296,000
Restricted share units [member] | Bottom of Range [Member]
Share-Based Payment [Line Items]
Ordinary shares vest over a period	3		2
Restricted share units [member] | Top of Range [Member]
Share-Based Payment [Line Items]
Ordinary shares vest over a period	4		4